Revenue from contracts with customers - National and foreign sales (Details) - COP ($) $ in Millions		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about sales revenue [Line Items]
Revenue		$ 36,718,764	$ 23,641,913
Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		17,950,660	11,901,402
Foreign sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		18,768,104	11,740,511
Mid-distillates [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods	[1]	6,693,474	4,537,459
Gasoline and turbo fuels [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods	[1]	6,008,990	3,021,094
Gasoline and turbo fuels [Member] | Foreign sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods			153,680
Natural Gas [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		1,470,647	1,339,952
Natural Gas [Member] | Foreign sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		23,828	7,742
Services [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		1,455,204	1,457,989
Plastic and rubber [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		719,638	334,937
Plastic and rubber [Member] | Foreign sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		1,010,593	575,980
L.P.G. and propane [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		360,361	159,937
L.P.G. and propane [Member] | Foreign sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		27,802	6,157
Fuel gas services [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		346,308	330,272
Asphalts [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		279,851	215,060
Polyethylene [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		170,346	60,708
Aromatics [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		121,718	74,936
Diesel [Member] | Foreign sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		2,075,001	1,243,219
Other Income Gas Contracts [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods	[2]	1,790	28,572
Gasolines y trbo fuels [Member] | Foreign sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods			153,680
Other products [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		218,809	203,810
Other products [Member] | Foreign sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		266,846	433,654
Crude [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		86,399	117,457
Crude [Member] | Foreign sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods	[3]	14,380,121	9,612,415
Fuel oil [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		17,133	19,219
Fuel oil [Member] | Foreign sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods	[3]	1,108,341	422,833
Cash flow hedging [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods	[3]	8
Cash flow hedging [Member] | Foreign sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		$ 124,428	$ 715,169

[1]	Includes (i) the revenue from contracts with customers for COP$9,246,560 (2020: (COP$7,150,686)) and ii) the value recognized by price differential for COP$3,455,904 (2020: (COP$407,867)), corresponding to the application of Decree 180522 of March 29, 2010, and other standards that modify and add (Decree 1880 of 2014 and Decree 1068 of 2015), which establishes the procedure to recognize the subsidy for refiners and importers of ordinary motor gasoline and ACPM, and the methodology for calculating the net position (value generated between the parity price and the regulated price, which can be positive or negative).
[2]	Corresponds to the income on the participation in the profits of gas sales, according to the agreement signed between Ecopetrol and Hocol (considering the assets purchase agreement signed with Chevron to acquire the stake owned by the latter in the Guajira Association as of May 1, 2020), for the extension of the association contract for the exploitation of gas in La Guajira.
[3]	Includes accumulated as of June 30 the result of hedging for future exports (Note 27.3) for COP$81,095 (2020: COP$97,111) and operations with derivative financial instruments for COP$43,341 (2020: COP$618,058).